Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 252,766	$ 1,673,201
Accounts Receivable	81,113	30,373
Deposits on Equipment	51,494
Prepaid expenses and other current assets	31,801	25,781
Inventory	30,158	41,982
TOTAL CURRENT ASSETS	447,332	1,771,337
PROPERTY AND EQUIPMENT
Equipment for lease, net	177,021
INTANGIBLE ASSETS
Patents and Trademarks, net of accumulated amortization of $292,587 and $258,294 as of December 31, 2019 and December 31, 2018	218,570	209,049
Capitalized Software Costs, net of accumulated amortization of $0 and $0 as of December 31, 2019 and December 31, 2018	100,231	70,231
TOTAL ASSETS	943,154	2,050,617
CURRENT LIABILITIES
Convertible Debt, net of unamortized debt discount	297,997
Derivative Liability	171,499
Accounts payable and other accrued expenses	422,297	411,211
Accrued Payroll	119,041	69,041
TOTAL CURRENT LIABILITIES	1,010,834	480,252
STOCKHOLDERS' EQUITY(DEFICIT)
Common stock of $.001 par value; 675,000,000 authorized; 111,893,779 and 102,553,706 issued, 111,543,239 and 102,203,166 shares outstanding as of December 31, 2019 and December 31, 2018	111,544	102,203
Additional paid in capital	61,705,514	60,844,796
Treasury stock as cost (350,540 shares at December 31, 2019 and December 31, 2018)	(113,389)	(113,389)
Accumulated deficit	(61,771,349)	(59,263,550)
STOCKHOLDERS' EQUITY (DEFICIT)	(67,680)	1,570,365
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	943,154	2,050,617
Series A Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY(DEFICIT)
Convertible Preferred Stock		305
STOCKHOLDERS' EQUITY (DEFICIT)		305
Series B Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY(DEFICIT)
Convertible Preferred Stock
STOCKHOLDERS' EQUITY (DEFICIT)